CORPORATE AND NON-RECOURSE BORROWINGS - Schedule of Corporate and Non-Recourse Borrowings (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Apr. 30, 2022
Non-recourse borrowings
Line of Credit Facility [Line Items]
Principal Balance	$ 4,927,000,000	$ 4,413,000,000
Carrying Amount	$ 4,857,000,000	4,334,000,000
364 Day Secured Facility | Secured Debt | Non-recourse borrowings
Line of Credit Facility [Line Items]
Debt term	364 days
Principal Balance	$ 0	250,000,000
Carrying Amount	0	250,000,000
Carrying Amount			$ 1,000,000,000.0
Term Loan Maturing In May 2027 | Line of Credit | Non-recourse borrowings
Line of Credit Facility [Line Items]
Principal Balance	100,000,000	1,300,000,000
Carrying Amount	$ 98,000,000	1,297,000,000
Senior Unsecured Notes Due June 2027 | Senior Unsecured Notes | Non-recourse borrowings
Line of Credit Facility [Line Items]
Fixed interest rate	5.00%
Principal Balance	$ 500,000,000	500,000,000
Carrying Amount	490,000,000	485,000,000
Term Loan Maturing In September 2028 | Line of Credit | Non-recourse borrowings
Line of Credit Facility [Line Items]
Principal Balance	750,000,000	0
Carrying Amount	$ 749,000,000	0
Senior Unsecured Notes Due October 2029 | Senior Unsecured Notes | Non-recourse borrowings
Line of Credit Facility [Line Items]
Fixed interest rate	5.75%
Principal Balance	$ 600,000,000	600,000,000
Carrying Amount	$ 596,000,000	595,000,000
Senior Unsecured Notes Due June 2032 | Senior Unsecured Notes | Non-recourse borrowings
Line of Credit Facility [Line Items]
Fixed interest rate	6.14%
Principal Balance	$ 500,000,000	500,000,000
Carrying Amount	$ 497,000,000	496,000,000
Senior Unsecured Notes Due June 2035 | Senior Unsecured Notes | Non-recourse borrowings
Line of Credit Facility [Line Items]
Fixed interest rate	6.00%
Principal Balance	$ 700,000,000	0
Carrying Amount	$ 692,000,000	0
Senior Unsecured Notes Due September 2042 | Senior Unsecured Notes | Non-recourse borrowings
Line of Credit Facility [Line Items]
Fixed interest rate	6.50%
Principal Balance	$ 0	144,000,000
Carrying Amount	$ 0	129,000,000
Subordinated Debentures Due June 2047 | Subordinated Notes | Non-recourse borrowings
Line of Credit Facility [Line Items]
Fixed interest rate	5.00%
Principal Balance	$ 100,000,000	100,000,000
Carrying Amount	$ 84,000,000	84,000,000
Subordinated Debentures Due December 2055 | Junior Subordinated Notes | Non-recourse borrowings
Line of Credit Facility [Line Items]
Fixed interest rate	7.00%
Principal Balance	$ 500,000,000	0
Carrying Amount	494,000,000	0
Junior Subordinated Debentures | Junior Subordinated Notes | Non-recourse borrowings
Line of Credit Facility [Line Items]
Principal Balance	265,000,000	264,000,000
Carrying Amount	245,000,000	243,000,000
Revolving credit facilities | Corporate borrowings | Line of Credit
Line of Credit Facility [Line Items]
Principal Balance	628,000,000	17,000,000
Carrying Amount	628,000,000	17,000,000
Carrying Amount	$ 1,300,000,000	1,200,000,000
Revolving credit facilities | $1.0 Billion, Revolving Credit Facility | Line of Credit
Line of Credit Facility [Line Items]
Debt term	364 days
Pledged investments collateral	$ 761,000,000	653,000,000
Revolving credit facilities | $1.0 Billion, Revolving Credit Facility | Line of Credit | Investment funds
Line of Credit Facility [Line Items]
Pledged investments collateral	260,000,000	183,000,000
Revolving credit facilities | $1.0 Billion, Revolving Credit Facility | Line of Credit | Cash and cash equivalents
Line of Credit Facility [Line Items]
Pledged investments collateral	9,000,000	19,000,000
Revolving credit facilities | $1.0 Billion, Revolving Credit Facility | Line of Credit | Real estate partnerships
Line of Credit Facility [Line Items]
Pledged investments collateral	$ 492,000,000	384,000,000
Revolving credit facilities | $1.0 Billion, Revolving Credit Facility | Line of Credit | Private loans
Line of Credit Facility [Line Items]
Pledged investments collateral		67,000,000
Revolving credit facilities | $1.0 Billion, Revolving Credit Facility | Line of Credit | Non-recourse borrowings
Line of Credit Facility [Line Items]
Debt term	364 days
Principal Balance	$ 912,000,000	755,000,000
Carrying Amount	912,000,000	755,000,000
Carrying Amount	$ 1,000,000,000.0	$ 1,000,000,000.0